CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures

	2024 Debentures	2023 Debentures	Total
Fair value at December 31, 2023	$–	$158,478	$158,478
Fair value on issuance	330,916	–	330,916
Fair value adjustment	(33,203)	(408)	(33,611)
Fair value at December 31, 2024	$297,713	$158,070	$455,783
Fair value adjustment	84,348	46,083	130,431
Fair Value at December 31, 2025	$382,061	$204,153	$586,214

2024 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2025 and December 31, 2024 are as follows:

	December 31, 2025	December 31, 2024
Volatility	43.00%	40.00%
Expected life	3.4 years	4.4 years
Risk free interest rate	3.35%	4.04%
Expected dividend yield	0%	0%
Credit spread	15.64%	22.89%
Underlying share price of the Company	US$9.20	US$6.60
Conversion exercise price	US$10.73	US$10.73
Exchange rate (C$:US$)	$ 0.7287	$ 0.6952

2023 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2025 and December 31, 2024 are as follows:

	December 31, 2025	December 31, 2024
Volatility	43.00%	40.00%
Expected life	2.7 years	3.7 years
Risk free interest rate	3.32%	4.05%
Expected dividend yield	0%	0%
Credit spread	15.66%	22.89%
Underlying share price of the Company	US$9.20	US$6.60
Conversion exercise price	US$6.76	US$6.76
Exchange rate (C$:US$)	$ 0.7287	$ 0.6952